Significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2020
Significant accounting policies
Schedule of balance sheet impact as a result of adoption of IFRS 16

Assets	As at March 31, 2019	Adjustments due to adoption of IFRS 16	Balance at April 1, 2019
Non-current assets
Property, plant and equipment	155,434	(6,294)	149,140
Right-of-use assets	—	189,988	189,988
Deferred tax asset	123,169	1,039	124,208
Other non-financial assets	254,914	(12,922)	241,992

Equity and liabilities
Equity
Accumulated deficit	(17,256,409)	(28,562)	(17,284,971)
Total non-controlling interest	19,421	(431)	18,990
Non-current liabilities
Borrowings	24,587	164,168	188,755
Other non-financial liability	2,303	(2,303)	—
Current liabilities
Borrowings	1,151,818	42,156	1,193,974
Other current liabilities	1,068,377	(3,217)	1,065,160

Schedule of reconciliation of lease liabilities to operating lease commitments

The lease liabilities as at April 1, 2019 can be reconciled to the operating lease commitments as of March 31, 2019, as follows:

Assets	April 1, 2019
Operating lease commitments as at April 1, 2019	759,046
Weighted average incremental borrowing rate as at April 01, 2019	14.40%
Discounted operating lease commitments as at April 01, 2019	226,839

Less:
Commitments relating to short-term leases	(20,515)
Add:
Commitments relating to leases previously classified as finance leases	3,806
Lease liabilities as at April 1, 2019	210,130

Schedule of useful lives of property, plant and equipment

Computer and peripherals	3 years
Furniture and fixtures	5 years
Office equipment	5 years
Vehicles	Term of loan/lease or useful life (5 - 7 years as applicable) whichever is shorter.

Schedule of useful lives of intangible assets

Agent / Supplier relationships	2.5 - 10 years
Non-compete agreements	3.5 - 6.5 years
Trademarks	10 - 20 years
Intellectual property rights	3 years
Computer software and websites	3 to 10 years or license period, whichever is shorter
Customer relationships	4 to 15 years